Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000020370 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.40%
C000020370 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020370 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020370 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020370 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020370 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020370 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020370 | 270+ days
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020369 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.40%
C000020369 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020369 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020369 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020369 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020369 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020369 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020369 | 270+ days
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020371 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.40%
C000020371 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020371 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020371 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020371 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020371 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020371 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020371 | 270+ days
Holdings [Line Items]
Percent of Total Investments	11.70%
C000246242 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.40%
C000246242 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.10%
C000246242 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246242 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	4.80%
C000246242 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000246242 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.80%
C000246242 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000246242 | 270+ days
Holdings [Line Items]
Percent of Total Investments	11.70%
C000159700 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.40%
C000159700 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.10%
C000159700 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000159700 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	4.80%
C000159700 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000159700 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.80%
C000159700 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000159700 | 270+ days
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020372 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.40%
C000020372 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020372 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020372 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020372 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020372 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020372 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020372 | 270+ days
Holdings [Line Items]
Percent of Total Investments	11.70%
C000221203 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.40%
C000221203 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221203 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000221203 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221203 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000221203 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.80%
C000221203 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221203 | 270+ days
Holdings [Line Items]
Percent of Total Investments	11.70%
C000240629 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.40%
C000240629 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.10%
C000240629 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240629 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	4.80%
C000240629 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000240629 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.80%
C000240629 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240629 | 270+ days
Holdings [Line Items]
Percent of Total Investments	11.70%
C000086828 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	9.20%
C000086828 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	8.10%
C000086828 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	19.60%
C000086828 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	25.20%
C000086828 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	10.00%
C000086828 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000086828 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000086828 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020398 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020398 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	8.10%
C000020398 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	19.60%
C000020398 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	25.20%
C000020398 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	10.00%
C000020398 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020398 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020398 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000246243 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	9.20%
C000246243 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	8.10%
C000246243 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	19.60%
C000246243 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	25.20%
C000246243 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	10.00%
C000246243 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000246243 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246243 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000150668 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	9.20%
C000150668 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	8.10%
C000150668 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	19.60%
C000150668 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	25.20%
C000150668 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	10.00%
C000150668 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000150668 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000150668 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020399 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020399 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	8.10%
C000020399 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	19.60%
C000020399 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	25.20%
C000020399 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	10.00%
C000020399 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020399 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020399 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020373 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	98.50%
C000020373 | 8-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020374 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	98.50%
C000020374 | 8-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052101 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	98.50%
C000052101 | 8-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000086823 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	98.50%
C000086823 | 8-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020379 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.60%
C000020379 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020379 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020379 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020379 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.30%
C000020379 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.50%
C000020379 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020379 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000086827 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.60%
C000086827 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000086827 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.90%
C000086827 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	9.80%
C000086827 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.30%
C000086827 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.50%
C000086827 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000086827 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168181 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.60%
C000168181 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168181 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168181 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	9.80%
C000168181 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.30%
C000168181 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.50%
C000168181 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168181 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000086826 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.60%
C000086826 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000086826 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.90%
C000086826 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	9.80%
C000086826 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.30%
C000086826 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.50%
C000086826 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000086826 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000020404 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	66.60%
C000020404 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020404 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020404 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020404 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020404 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020404 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020404 | 270+ days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020405 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	66.60%
C000020405 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020405 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020405 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020405 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020405 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020405 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020405 | 270+ days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020406 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	66.60%
C000020406 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020406 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020406 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020406 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020406 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020406 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020406 | 270+ days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020407 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	66.60%
C000020407 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020407 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020407 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020407 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020407 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020407 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020407 | 270+ days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000064992 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.00%
C000064992 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064992 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	5.20%
C000064992 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000064992 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.40%
C000064992 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000064992 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000064992 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020412 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.00%
C000020412 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020412 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020412 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020412 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.40%
C000020412 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020412 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020412 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020413 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.00%
C000020413 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020413 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020413 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020413 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.40%
C000020413 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020413 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020413 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000210934 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.00%
C000210934 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210934 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	5.20%
C000210934 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210934 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.40%
C000210934 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000210934 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210934 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020414 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.00%
C000020414 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020414 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020414 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020414 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.40%
C000020414 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000020414 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020414 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000246244 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.00%
C000246244 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000246244 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	5.20%
C000246244 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000246244 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.40%
C000246244 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	14.60%
C000246244 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000246244 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.20%